11. Significant Customer Concentrations	6 Months Ended
Sep. 30, 2014
Significant Customer Concentrations
Significant Customer Concentrations

For the three months ended September 30, 2014, one customer represented 47% of net revenue and one customer represented 14% of net revenue. For the three months ended September 30, 2013, one customer represented 33% of net revenue and one customer represented 32% of net revenue.

For the six months ended September 30, 2014, one customer represented 45% of net revenue and one customer represented 15% of net revenue. For the six months ended September 30, 2013, one customer represented 37% of net revenue and one customer represented 27% of net revenue.

At September 30, 2014, one customer represented 56%, and one customer represented 11% of the net accounts receivable balance. At March 31, 2014, one customer represented 44%, one customer represented 15%, and one customer represented 12% of the net accounts receivable balance.